Condensed Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended	6 Months Ended
	Sep. 30, 2014	Sep. 30, 2014
REVENUES:
Crude oil logistics	$ 2,111,143	$ 4,040,426
Water solutions	52,719	100,033
Liquids	539,753	1,014,910
Retail propane	68,358	146,260
Refined products and renewables	2,607,220	3,724,717
Other	1,333	2,794
Total Revenues	5,380,526	9,029,140
COST OF SALES:
Crude oil logistics	2,083,712	3,981,351
Water solutions	(9,439)	1,134
Liquids	514,064	976,080
Retail propane	39,894	87,418
Refined products and renewables	2,550,851	3,665,164
Other	383	2,371
Total Cost of Sales	5,179,465	8,713,518
OPERATING COSTS AND EXPENSES:
Operating	101,553	169,421
General and administrative	41,639	69,512
Depreciation and amortization	50,099	89,474
Operating Income (Loss)	7,770	(12,785)
OTHER INCOME (EXPENSE):
Earnings of unconsolidated entities	3,697	6,262
Interest expense	(28,651)	(49,145)
Other, net	(617)	(1,008)
Loss before Income Taxes	(17,801)	(56,676)
INCOME TAX (PROVISION) BENEFIT	1,922	887
Net Loss	(15,879)	(55,789)
LESS: NET INCOME ALLOCATED TO GENERAL PARTNER	(11,056)	(20,437)
LESS: NET INCOME ATTRIBUTABLE TO NONCONTROLLING INTERESTS	(3,345)	(3,410)
NET LOSS ALLOCATED TO LIMITED PARTNERS	(30,280)	(79,636)
Common Units
OTHER INCOME (EXPENSE):
NET LOSS ALLOCATED TO LIMITED PARTNERS	$ (30,280)	$ (75,623)
BASIC AND DILUTED LOSS PER COMMON UNIT (in dollars per unit)	$ (0.34)	$ (0.93)
BASIC AND DILUTED WEIGHTED AVERAGE UNITS OUTSTANDING:
COMMON UNITS OUTSTANDING (In shares)	88,331,653	81,267,742